Long-Term Equity Investments	12 Months Ended
Dec. 31, 2020
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Long-Term Equity Investments
15.	Long-Term Equity Investments
Common Shares Held

	Year Ended December 31, 2020
(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2019	Cost of Additions 1	Proceeds of Disposition 2	Fair Value Adjustment Gains (Losses) 3	Fair Value at Dec 31, 2020	Realized Gain on Disposal

Bear Creek	13,264	11.80%	$27,983	$-	$-	$4,626	$32,609	$-

Sabina	11,700	3.59%	17,296	-	-	12,937	30,233	-

First Majestic	7,155	3.23%	248,137	-	(151,113)	(1,040)	95,984	56,644

Other			16,341	23,570	(11,829)	9,333	37,415	4,170

Total			$309,757	$23,570	$(162,942)	$25,856	$196,241	$60,814

1)	Includes,4,467,317 common shares of Gold X received upon the conversion of the Gold X Convertible Note (see Note 14).
2)	Disposals during 2020 were made in order to capitalize on the share appreciation related to the strong commodity price environment.
3)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Year Ended December 31, 2019
(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2018	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Dec 31, 2019	Realized Gain (Loss)on Disposal

Bear Creek	13,264	12.84%	$10,112	$-	$-	$17,871	$27,983	$-

Sabina	11,700	3.95%	10,549	-	-	6,747	17,296	-

First Majestic	20,240	9.73%	123,187	-	(5,395)	130,345	248,137	521

Other			20,905	893	(12,430)	6,973	16,341	(7,803)

Total			$164,753	$893	$(17,825)	$161,936	$309,757	$(7,282)

1)
Disposals of First Majestic shares during 2019 were initiated in order to reduce the Company’s ownership position in First Majestic to under 10% of the issued and outstanding common shares, while disposals of shares classified as Other were initiated as the holdings were no longer considered to have strategic value.

2)	Fair value gains (losses) are reflected as a component of OCI.
Warrants Held

	Year Ended December 31, 2020

(in thousands)	Fair Value at Dec 31, 2019	Cost of Additions 1	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2020
Other	$ -	$3,299	$-	$338	$3,637

1)	Includes 2 million common share purchase warrants from Alexco with a fair value of $2 million (Note 10),

	Year Ended December 31, 2019

(in thousands)	Fair Value at Dec 31, 2018	Cost of Additions	Value of Warrants Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2019
Other	$-	$16	$-	$(16)	$-
The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments but is reclassified to retained earnings.
While long-term investments in warrants are also held for long-term strategic purposes, they meet the definition of a derivative and therefore are classified as financial assets with fair value adjustments being recorded as a component of net earnings under the classification Other (Income) Expense. Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model.
By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.